Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Laboratory inventories	353	425	406
Inventories write‑down	(33)	(33)	(33)
Total inventories	320	392	373